Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earning Per Shares, Basic and Diluted

The schedule of loss per share, basic and diluted is as follows:

For The Three Months Ended March 31,	2026	2025
Net loss	$(1,779,217)	$(827,199)
Deemed dividend on Series B Preferred Stock redemption	(87,612)	-
Net loss attributable to common stockholders	(1,866,829)	(827,199)
Weighted average shares outstanding - basic and diluted	4,353,099	2,786,538
Basic and diluted net loss per share	$(0.43)	$(0.30)

The schedule of loss per shares, basic and diluted is as follows:

For The Year Ended December 31,	2025	2024
Net loss	$(2,160,998)	$(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)	-
Net loss attributable to common stockholders	(2,402,433)	(48,319,475)
Weighted average shares outstanding - basic and diluted	2,921,648	2,772,867
Basic and diluted net loss per share	$(0.82)	$(17.43)

Schedule of Weighted Average Shares Outstanding - Basic and Diluted

The following is a schedule of the weighted average shares outstanding, basic and diluted, for the three months ended March 31, 2026 and March 31, 2025, respectively.

	Three Months Ended March 31,
Weighted Average Shares Calculation - Basic and Diluted	2026	2025
Weighted average shares	4,353,099	2,786,538

The following is a schedule of the weighted average shares outstanding - basic and diluted, for the year ended December 31, 2025 and December 31, 2024.

Weighted Average Shares Calculation - Basic and Diluted	Year Ended December 31,
	2025	2024
Weighted average shares	2,921,648	2,772,867

Schedule of Share-based Equity Awards and Warrants Excluded from Computation of Earnings

	Three Months Ended March 31,
	2026	2025
Shares to be issued to Abaca shareholders	-	37,500
Stock options	538,618	214,824
Conversion of Series B Convertible Preferred Stock	19,840,289	-
Conversion of preferred stock	4,440	4,440
Warrants	10,521,974	601,829
Total	30,905,321	858,593

	Year Ended December 31,
	2025	2024
Shares to be issued to Abaca shareholders	-	37,500
Stock options	538,618	113,673
Conversion of Series B Convertible Preferred Stock	3,999,291	-
Conversion of preferred stock	4,440	4,440
Warrants	2,601,374	601,829
Total	7,112,296	757,442